Derivative Instruments and Hedging Activities	9 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, any of the foreign currency forward contracts held during the nine months ended September 30, 2016 as cash flow hedges.

As at September 30, 2016, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset (Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate (1)	Expected Maturity
				2016	2017
				(in thousands of U.S. Dollars)
Norwegian Kroner	371,000	1,412	8.23	12,875	32,214
Euro	2,250	85	0.92	2,447	—
Singapore Dollar	14,026	(68)	1.35	10,361	—
		1,429		25,683	32,214
(1)Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.
In connection with its issuance of NOK bonds, the Partnership entered into cross currency swaps pursuant to which it receives the principal amounts of the bonds in NOK on the repayment and maturity dates, in exchange for payments of fixed U.S. Dollar amounts. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and repayments of principal amounts of the Partnership’s NOK bonds with maturity dates from 2018 to 2019 (see note 6). In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK bonds. As at September 30, 2016, the Partnership was committed to the following cross currency swaps:

Notional Amount NOK (thousands)	Principal Amount USD (thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability) $	Remaining Term (years)
		Reference Rate	Margin

600,000 (1)(2)	101,351	NIBOR	5.75%	8.84%	(30,393)	2.2
800,000 (1)(3)	143,536	NIBOR	5.75%	7.58%	(48,454)	2.3
1,000,000	162,200	NIBOR	4.25%	7.45%	(46,411)	2.3
					(125,258)
(1) Notional amount reduces equally with NOK bond repayments (see note 6).

(2)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 7.2 million for $1.2 million (see note 6).
(3) Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 19.2 million for $3.4 million (see note 6).

Interest Rate Risk
The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt.
As at September 30, 2016, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	950,000	(210,365)	5.2	4.0
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	1,246,849	(98,638)	5.1	2.7
		2,196,849	(309,003)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at September 30, 2016, ranged between 0.30% and 4.00%

(2)	Notional amount remains constant over the term of the swap.

(3)	Principal amount reduces quarterly or semi-annually.
For the periods indicated, the following table presents the effective and ineffective portion of losses on interest rate swap agreements designated and qualifying as cash flow hedges. The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Three Months Ended September 30, 2016				Three Months Ended September 30, 2015
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
640	—	126	Interest expense	(1,085)	—	(1,058)	Interest expense
640	—	126		(1,085)	—	(1,058)

Nine Months Ended September 30, 2016				Nine Months Ended September 30, 2015
Effective	Effective			Effective	Effective
Portion	Portion			Portion	Portion
Recognized	Reclassified	Ineffective		Recognized	Reclassified	Ineffective
in AOCI (1)	from AOCI (2)	Portion (3)		in AOCI (1)	from AOCI (2)	Portion (3)
(3,870)	—	984	Interest expense	(1,085)	—	(1,058)	Interest expense
(3,870)	—	984		(1,085)	—	(1,058)

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (loss) (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.
As at September 30, 2016, the Partnership had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts governed by the same master agreement. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Partnership’s consolidated balance sheets. As at September 30, 2016, these derivatives had an aggregate fair value asset amount of $1.9 million and an aggregate fair value liability amount of $235.7 million (December 31, 2015 - an aggregate fair value asset amount of $nil and an aggregate fair liability amount of $360.6 million). As at September 30, 2016, the Partnership had $21.9 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements (December 31, 2015 - $60.5 million). The deposit is presented in Restricted cash and Restricted cash - long-term on the consolidated balance sheets.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other Current Assets $	Other Assets $	Accrued Liabilities $	Current Portion of Derivative Liabilities $	Derivative Liabilities $
As at September 30, 2016
Foreign currency contracts	1,661	256	—	(488)	—
Cross currency swaps	—	—	(2,403)	(17,747)	(105,108)
Interest rate swaps	—	100	(10,391)	(32,604)	(266,108)
	1,661	356	(12,794)	(50,839)	(371,216)
As at
As at December 31, 2015
Foreign currency contracts	80	—	—	(10,266)	(1,323)
Cross currency swaps	—	—	(2,196)	(42,878)	(138,253)
Interest rate swaps	—	1,894	(7,827)	(148,312)	(81,753)
	80	1,894	(10,023)	(201,456)	(221,329)

Total realized and unrealized gains (losses) on interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gains (losses) on derivative instruments in the consolidated statements of income (loss). The effect of the gains (losses) on these derivatives in the consolidated statements of income (loss) for the three and nine months ended September 30, 2016 and 2015 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	$	$	$	$
Realized losses on derivative instruments
Interest rate swap termination	—	(10,876)	—	(10,876)
Interest rate swaps	(13,507)	(15,857)	(40,989)	(45,378)
Foreign currency forward contracts	(1,764)	(4,064)	(6,384)	(9,890)
	(15,271)	(30,797)	(47,373)	(66,144)
Unrealized gains (losses) on derivative instruments
Interest rate swaps	31,894	(43,453)	(67,845)	(22,303)
Foreign currency forward contracts	3,624	(2,852)	12,938	(1,735)
	35,518	(46,305)	(54,907)	(24,038)
Total realized and unrealized gains (losses) on derivative instruments	20,247	(77,102)	(102,280)	(90,182)

Realized and unrealized gains (losses) on cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of income (loss). The effect of the gains (losses) on cross currency swaps in the consolidated statements of income (loss) for the three and nine months ended September 30, 2016 and 2015 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	$	$	$	$
Realized losses	(3,330)	(2,840)	(41,276)	(7,173)
Unrealized gains (losses)	19,803	(32,649)	58,276	(52,325)
Total realized and unrealized gains (losses) on cross currency swaps	16,473	(35,489)	17,000	(59,498)

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.